Asset Sale of WBA - Carrying amount of assets sold (Details) - USD ($) $ in Thousands	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Current assets held for sale
Current assets held for sale	$ 1,047,670	$ 962,167
Noncurrent assets held for sale
Noncurrent assets held for sale	882,268	869,912
Current liabilities held for sale
Current liabilities held for sale	32,683	37,244
Noncurrent liabilities held for sale
Long-term debt, less current maturities	4,027,400	4,027,400
Noncurrent liabilities held for sale	4,057,392	4,063,651
Goodwill	1,682,847	1,680,843	$ 43,492
Amounts reclassified as current and noncurrent liabilities held for sale in connection with the Sale, Debt	4,027,400	4,027,400
Assets under Retail Pharmacy to be Sold | WBA | Assets held for sale
Current assets held for sale
Inventories	1,047,670	962,167
Current assets held for sale	1,047,670	962,167
Noncurrent assets held for sale
Property and equipment	725,230	675,834
Goodwill	32,632	32,632
Intangible assets	120,389	156,383
Other assets	4,017	5,063
Noncurrent assets held for sale	882,268	869,912
Current liabilities held for sale
Current maturities of long-term lease financing obligations	3,626	3,612
Accrued salaries, wages and other current liabilities	29,057	33,632
Current liabilities held for sale	32,683	37,244
Noncurrent liabilities held for sale
Long-term debt, less current maturities	4,027,400	4,027,400
Lease financing obligations, less current maturities	6,866	11,531
Other noncurrent liabilities	23,126	24,720
Noncurrent liabilities held for sale	4,057,392	$ 4,063,651
Goodwill	$ 76,124